UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 2008
Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   105 Clarke Avenue
           	Pocomoke, MD  21851

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     410-957-4181
Signature, Place, and Date of Signing:

   William M. Shettle     Pocomoke, Maryland   July 30, 2008


Report Type  (Check only one.):

[X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   82

Form 13F Information Table Value Total:   $31140


List of Other Included Managers:

 No.    13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Evergreen Instl. Money Mkt. Fd MFUND            300250602       20 20107.160SH       SOLE                20107.160
3M Company                     COM              88579Y101      399     5735 SH       SOLE                     5735
AeroVironment, Inc.            COM              008073108      206     7575 SH       SOLE                     7575
American Express               COM              025816109      426    11300 SH       SOLE                    11300
American Intl. Group           COM              026874107      200     7573 SH       SOLE                     7573
Amgen Inc.                     COM              031162100      581    12330 SH       SOLE                    12330
Avon Products Inc.             COM              054303102      649    18010 SH       SOLE                    18010
BHP Billiton Ltd.              COM              088606108      605     7100 SH       SOLE                     7100
Bank of America                COM              060505104      265    11090 SH       SOLE                    11090
Brady Corp., Cl. A             COM              104674106      201     5820 SH       SOLE                     5820
Bristol-Myers-Squibb           COM              110122108      219    10670 SH       SOLE                    10670
Brown-Forman Cl. B             COM              115637209      464     6140 SH       SOLE                     6140
CBS Inc.                       COM              124857202      212    10875 SH       SOLE                    10875
CVS Caremark Corp.             COM              126650100      479    12117 SH       SOLE                    12117
Cadbury PLC                    COM              12721E102      335     6651 SH       SOLE                     6651
Caterpillar                    COM              149123101      343     4640 SH       SOLE                     4640
Chevron Corp.                  COM              166764100      270     2720 SH       SOLE                     2720
Cisco Systems Inc.             COM              17275R102      301    12955 SH       SOLE                    12955
Citizens Communications        COM              17453B101      282    24855 SH       SOLE                    24855
Colgate-Palmolive Co.          COM              194162103      505     7315 SH       SOLE                     7315
ConocoPhillips                 COM              20825C104      620     6572 SH       SOLE                     6572
DuPont (E.I.)                  COM              263534109      524    12227 SH       SOLE                    12227
Duke Energy                    COM              26441C105      292    16807 SH       SOLE                    16807
EMCOR Group Inc.               COM              29084Q100      268     9390 SH       SOLE                     9390
Eli Lilly                      COM              532457108      234     5060 SH       SOLE                     5060
Exxon Mobil Corp.              COM              30231G102     1618    18362 SH       SOLE                    18362
France Telecom                 COM              35177Q105      240     8110 SH       SOLE                     8110
Gatehouse Media                COM              367348109       34    13940 SH       SOLE                    13940
General Electric               COM              369604103      535    20035 SH       SOLE                    20035
Graco Inc.                     COM              384109104      201     5285 SH       SOLE                     5285
Gruma S.A.B. de C.V.           COM              400131306      209    19305 SH       SOLE                    19305
Hercules Offshore              COM              427093109      265     6960 SH       SOLE                     6960
Herley Industries              COM              427398102      260    19545 SH       SOLE                    19545
Hewlett-Packard Co.            COM              428236103      319     7210 SH       SOLE                     7210
Home Depot Inc.                COM              437076102      318    13573 SH       SOLE                    13573
Hornbeck Offshore Svcs.        COM              440543106      260     4605 SH       SOLE                     4605
II-VI Inc.                     COM              902104108      206     5900 SH       SOLE                     5900
Int'l Business Machines        COM              459200101      261     2201 SH       SOLE                     2201
Int'l Game Tech.               COM              459902102      360    14395 SH       SOLE                    14395
Intel Corp.                    COM              458140100      281    13086 SH       SOLE                    13086
Johnson & Johnson              COM              478160104     1117    17365 SH       SOLE                    17365
Kimberly-Clark                 COM              494368103      224     3750 SH       SOLE                     3750
Kinder Morgan Mgmt             COM              49455U100      334     6199 SH       SOLE                     6199
Legg Mason                     COM              524901105      330     7570 SH       SOLE                     7570
Manitowoc Co.                  COM              563571108      218     6710 SH       SOLE                     6710
Mattel Inc.                    COM              577081102      289    16880 SH       SOLE                    16880
Medtronic Inc.                 COM              585055106      478     9230 SH       SOLE                     9230
Met-Pro Corp.                  COM              590876306      291    21786 SH       SOLE                    21786
Microsoft Corp.                COM              594918104      965    35062 SH       SOLE                    35062
NY Cmnty Bancorp               COM              649445103      330    18470 SH       SOLE                    18470
Nabors Industries              COM              G6359F103      546    11083 SH       SOLE                    11083
Natl. Penn Bancshares          COM              637138108      318    23982 SH       SOLE                    23982
NetGear                        COM              64111Q104      167    12080 SH       SOLE                    12080
Novartis AG                    COM              66987V109      474     8605 SH       SOLE                     8605
OSI Systems Inc.               COM              671044105      254    11880 SH       SOLE                    11880
Pepco Hldgs Inc.               COM              713291102      227     8850 SH       SOLE                     8850
PepsiCo Inc.                   COM              713448108      666    10469 SH       SOLE                    10469
Pfizer Inc.                    COM              717081103      561    32128 SH       SOLE                    32128
Philip Morris Intl.            COM              718172109      304     6165 SH       SOLE                     6165
Procter & Gamble               COM              742718109      714    11735 SH       SOLE                    11735
QUALCOMM Inc.                  COM              747525103      279     6280 SH       SOLE                     6280
RGC Resources                  COM              74955L103      255     9089 SH       SOLE                     9089
Raven Industries               COM              754212108      204     6230 SH       SOLE                     6230
Reddy Ice Hldgs.               COM              75734R105      169    12360 SH       SOLE                    12360
Regal Entertainment            COM              758766109      399    26145 SH       SOLE                    26145
SAIC, Inc.                     COM              78390x101      575    27650 SH       SOLE                    27650
Simon Property Group           COM              828806109      339     3774 SH       SOLE                     3774
Sony Corp.                     COM              835699307      352     8048 SH       SOLE                     8048
Spectra Energy                 COM              847560109      393    13690 SH       SOLE                    13690
Sprint Nextel                  COM              852061100      235    24700 SH       SOLE                    24700
Standard Register              COM              853887107      217    22990 SH       SOLE                    22990
TechTeam Global                COM              878311109      235    21925 SH       SOLE                    21925
Telecom New Zealand            COM              879278208      249    18416 SH       SOLE                    18416
Time Warner Inc.               COM              887317105      384    25925 SH       SOLE                    25925
UST Inc.                       COM              902911106      301     5505 SH       SOLE                     5505
United Technologies            COM              913017109      524     8499 SH       SOLE                     8499
Verizon Communications         COM              92343V104      842    23785 SH       SOLE                    23785
Vornado Realty Trust           COM              929042109      276     3135 SH       SOLE                     3135
Vulcan Materials               COM              929160109      394     6590 SH       SOLE                     6590
Wal-Mart Stores                COM              931142103      631    11230 SH       SOLE                    11230
Wells Fargo & Co.              COM              949746101      294    12366 SH       SOLE                    12366
Western Union                  COM              959802109      520    21055 SH       SOLE                    21055